Organization and Operations - Composition of the group (Details)				12 Months Ended
	Dec. 31, 2022 m³	Dec. 31, 2021	Feb. 09, 2017	Dec. 31, 2022 employee	Dec. 31, 2021 employee	Dec. 31, 2020 employee
Organization and Operations
Average number of employees employed | employee				152	159	176
Egypt LNG Shipping Ltd / Associate
Organization and Operations
Ownership interest in associate (in percent)	25.00%	25.00%
LNG Cargo capacity (in cbm) per vessel	145,000
Gastrade
Organization and Operations
Ownership interest in associate (in percent)	20.00%	20.00%	20.00%
GasLog Investments Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
GasLog Investment Holdings Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
GasLog Carriers Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
GasLog Shipping Company, Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
GasLog Partners GP LLC
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
GasLog Cyprus Investments Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
GasLog Services UK Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
GasLog Services US Inc
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
GasLog Asia Pte Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
GasLog LNG Services Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
GAS-Two Panama S.A.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
GasLog-one Malta Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
GAS-one Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
LNG Cargo capacity (in cbm) per vessel	155,000
GAS-two Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
LNG Cargo capacity (in cbm) per vessel	155,000
GAS-six Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
LNG Cargo capacity (in cbm) per vessel	155,000
GAS-nine Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
LNG Cargo capacity (in cbm) per vessel	155,000
GAS-ten Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
LNG Cargo capacity (in cbm) per vessel	155,000
GAS-fifteen Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
LNG Cargo capacity (in cbm) per vessel	153,600
GAS-eighteen Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
GAS-twenty two Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
LNG Cargo capacity (in cbm) per vessel	174,000
GAS-twenty three Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
LNG Cargo capacity (in cbm) per vessel	174,000
GAS-twenty four Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
LNG Cargo capacity (in cbm) per vessel	174,000
GAS-twenty five Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
LNG Cargo capacity (in cbm) per vessel	174,000
GAS-twenty six Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
LNG Cargo capacity (in cbm) per vessel	170,000
GAS-twenty eight Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
LNG Cargo capacity (in cbm) per vessel	180,000
GAS-thirty Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
LNG Cargo capacity (in cbm) per vessel	180,000
GAS-thirty one Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
LNG Cargo capacity (in cbm) per vessel	180,000
GAS-thirty two Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
LNG Cargo capacity (in cbm) per vessel	174,000
GAS-thirty three Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
LNG Cargo capacity (in cbm) per vessel	174,000
GAS-thirty four Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
LNG Cargo capacity (in cbm) per vessel	180,000
GAS-thirty five Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
LNG Cargo capacity (in cbm) per vessel	180,000
GAS-FFA Trading Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
GAS-FFA Partnership Trading Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
GAS-thirty eight Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
LNG Cargo capacity (in cbm) per vessel	174,000
GAS-thirty nine Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
LNG Cargo capacity (in cbm) per vessel	174,000
GAS-forty Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
LNG Cargo capacity (in cbm) per vessel	174,000
GAS-forty one Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
LNG Cargo capacity (in cbm) per vessel	174,000
GasLog Hellas-1 Special Maritime Enterprise
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
LNG Cargo capacity (in cbm) per vessel	180,000
GasLog Hellas-2 Special Maritime Enterprise
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
LNG Cargo capacity (in cbm) per vessel	145,000
GasLog Partners LP
Organization and Operations
Ownership interest in subsidiary (in percent)	33.20%
GasLog Partners Holdings LLC
Organization and Operations
Ownership interest in subsidiary (in percent)	33.20%
GasLog-two Malta Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	33.20%
GAS-three Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	33.20%
LNG Cargo capacity (in cbm) per vessel	155,000
GAS-four Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	33.20%
LNG Cargo capacity (in cbm) per vessel	155,000
GAS-five Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	33.20%
LNG Cargo capacity (in cbm) per vessel	155,000
GAS-seven Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	33.20%
LNG Cargo capacity (in cbm) per vessel	155,000
GAS-eight Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	33.20%
LNG Cargo capacity (in cbm) per vessel	155,000
GAS-eleven Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	33.20%
LNG Cargo capacity (in cbm) per vessel	174,000
GAS-twelve Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	33.20%
LNG Cargo capacity (in cbm) per vessel	174,000
GAS-thirteen Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	33.20%
LNG Cargo capacity (in cbm) per vessel	174,000
GAS-fourteen Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	33.20%
LNG Cargo capacity (in cbm) per vessel	174,000
GAS-sixteen Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	33.20%
LNG Cargo capacity (in cbm) per vessel	145,000
GAS-seventeen Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	33.20%
LNG Cargo capacity (in cbm) per vessel	145,000
GAS-nineteen Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	33.20%
LNG Cargo capacity (in cbm) per vessel	145,000
GAS-twenty Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	33.20%
GAS-twenty one Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	33.20%
LNG Cargo capacity (in cbm) per vessel	145,000
GAS-twenty seven Ltd
Organization and Operations
Ownership interest in subsidiary (in percent)	33.20%
LNG Cargo capacity (in cbm) per vessel	170,000